UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [X]; Amendment Number: 1
 This Amendment (Check only one.): [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Paul J. Isaac
Address:    C/O CADOGAN MANAGEMENT LLC
            414 EAST 75TH ST. 4TH FL.
            NEW YORK NY 10021


13F File Number:  28-12699



Please disregard accession number:  0001023009-08-000003.

The 13F-HR regarding accession number 0001023009-08-000003 and file number 28-12699 was filed incorrectly under the name
Paul J. Isaac and should be completely dismissed.